Consolidated Statement Of Cash Flows (USD $)	12 Months Ended		34 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013
Statement of Cash Flows [Abstract]
Net loss	$ (42,099)	$ (57,591)	$ (114,042)
Change in operating assets and liabilities:
Accounts receivable			(163)
Inventory	200	2,207	(3,112)
Prepaid expenses and deposits		(2,045)	(2,045)
Accounts payable	13,574	(1,293)	14,888
Net cash used in operating activities	(28,325)	(58,722)	(104,474)
Cash Flows From Financing Activities:
Proceeds from sale of stock			15,900
Repayments on related party loan	16,591		16,591
Proceeds from related party loan	32,404	62,261	105,165
Cash provided by financing activities	15,813	62,261	104,474
Net change in cash	(12,512)	3,539
Cash, Beginning of Period	12,512	8,973
Cash, End of Period		12,512
Supplemental Disclosures of Cash Flow Information:
Interest paid